Premises and Equipment and Lease Commitments - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Decline in premises and equipment		$ 11.3
Decline in premises and equipment, as a percent		17.70%
Impairment of premises and equipment	$ 4.3	$ 4.3
Depreciation and amortization of leasehold improvements expense		$ 3.2	$ 3.4	$ 4.4
Various operating leases minimum remaining term		1 year
Rental expense		$ 2.8	$ 2.1	$ 3.4